Equity - Unrecognized compensation expense (Details) - SUNLIGHT FINANCIAL LLC $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) shares
Class C
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense, units | shares	234,403
Unrecognized compensation expense, amount | $	$ 3,385
Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense, units | shares	71,060
Unrecognized compensation expense, amount | $	$ 1,374
Compensation expense Time-based services
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense, weighted average recognition period	8 months 12 days
Compensation expense Time-based services | Class C
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense, units | shares	1,694
Unrecognized compensation expense, amount | $	$ 4
Compensation expense Time-based services | Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense, units | shares	4,434
Unrecognized compensation expense, amount | $	$ 32
Compensation expense Performance-based | Class C
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense, units | shares	141,848
Unrecognized compensation expense, amount | $	$ 1,922
Compensation expense Performance-based | Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense, units | shares	30,429
Unrecognized compensation expense, amount | $	$ 749
Compensation expense Multiple | Class C
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense, units | shares	90,861
Unrecognized compensation expense, amount | $	$ 1,459
Compensation expense Multiple | Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense, units | shares	36,197
Unrecognized compensation expense, amount | $	$ 593